Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Senior Bonds [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date	01-07-2022	02-18-2021
Currency	UF	UF
Amount	$ 1,065,000	$ 8,000
Senior Bonds 1 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date	01-10-2022	02-18-2021
Currency	UF	CLP
Amount	$ 150,000	$ 14,720,000,000
Senior Bond 2 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date	02-03-2022	02-22-2021
Currency		CLP
Amount	$ 4,000,000,000	$ 500,000,000
Senior Bond 3 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date	02-04-2022	02-22-2021
Currency	UF	CLP
Amount	$ 785,000	$ 150,000,000
Senior Bond 4 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date	02-04-2022	02-24-2021
Currency	UF	UF
Amount	$ 1,205,000	$ 300,000
Senior Bond 5 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date	02-17-2022	03-04-2021
Currency	USD	UF
Amount	$ 4,156,000	$ 519,000
Senior Bond 6 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date	03-08-2022	03-05-2021
Currency	UF	CLP
Amount	$ 7,000	$ 30,000,000
Senior Bond 7 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date	03-09-2022	03-05-2021
Currency	UF	CLP
Amount	$ 5,000	$ 1,900,000,000
Senior Bond 8 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date	03-10-2022	03-22-2021
Currency	UF	UF
Amount	$ 5,000	$ 50,000
Senior Bond 9 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date	03-14-2022	03-24-2021
Currency	UF	UF
Amount	$ 5,000	$ 150,000
Senior Bonds 10 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date	07-28-2022	03-24-2021
Currency	UF	UF
Amount	$ 70,000	$ 7,000
Senior Bonds 11 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date	07-29-2022	06-01-2021
Currency	UF	UF
Amount	$ 9,000	$ 107,000
Senior Bonds 12 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date	08-05-2022	06-15-2021
Currency	UF	UF
Amount	$ 31,000	$ 1,000
Senior Bonds 13 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date	09-07-2022	06-17-2021
Currency	UF	CLP
Amount	$ 602,000	$ 970,000,000
Senior Bonds 14 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date	09-08-2022	06-23-2021
Currency	UF	UF
Amount	$ 100,000	$ 105,000
Senior Bonds 15 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date	09-12-2022	06-23-2021
Currency	UF	UF
Amount	$ 377,000	$ 50,000
Senior Bonds 16 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date	09-27-2022	06-24-2021
Currency	UF	UF
Amount	$ 93,000	$ 21,000
Senior Bonds 17 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date	09-28-2022	06-24-2021
Currency	UF	UF
Amount	$ 414,000	$ 278,000
Senior Bonds 18 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date	10-11-2022	06-24-2021
Currency	UF	UF
Amount	$ 50,000	$ 20,000
Senior Bonds 19 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date	10-12-2022	06-24-2021
Currency	UF	UF
Amount	$ 43,000	$ 100,000
Senior Bonds 20 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date	10-13-2022	07-06-2021
Currency	UF	UF
Amount	$ 1,000	$ 1,000,000
Senior Bonds 21 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date	10-19-2022	07-07-2021
Currency	UF	UF
Amount	$ 64,000	$ 340,000
Senior Bonds 22 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date	10-20-2022	07-09-2021
Currency	UF	UF
Amount	$ 181,000	$ 312,000
Senior Bonds 23 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date	10-27-2022	07-20-2021
Currency	UF	UF
Amount	$ 50,000	$ 194,000
Senior Bonds 24 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date	11-02-2022	07-21-2021
Currency	UF	UF
Amount	$ 1,000	$ 150,000
Senior Bonds 25 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date	11-07-2022	07-21-2021
Currency	UF	UF
Amount	$ 2,000	$ 100,000
Senior Bonds 26 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date	11-08-2022	07-22-2021
Currency	UF	UF
Amount	$ 687,000	$ 100,000
Senior Bonds 27 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date	11-09-2022	07-22-2021
Currency	UF	UF
Amount	$ 165,000	$ 25,000
Senior Bonds 28 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date	11-15-2022	07-22-2021
Currency	UF	UF
Amount	$ 1,000	$ 57,000
Senior Bonds 29 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date	11-17-2022	08-09-2021
Currency	UF	UF
Amount	$ 100,000	$ 4,500,000
Senior Bonds 30 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date	11-21-2022	08-10-2021
Currency	UF	UF
Amount	$ 3,000	$ 710,000
Senior Bonds 31 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date	11-23-2022	08-13-2021
Currency	UF	CLP
Amount	$ 400,000	$ 61,000,000,000
Senior Bonds 32 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date	11-28-2022	10-01-2021
Currency	UF	CLP
Amount	$ 415,000	$ 5,950,000,000
Senior Bonds 33 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date	12-01-2022	10-05-2021
Currency	UF	UF
Amount	$ 1,052,000	$ 704,000
Senior Bonds 34 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date	12-06-2022	10-05-2021
Currency	UF	CLP
Amount	$ 130,000	$ 3,720,000,000
Senior Bonds 35 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date	12-13-2022	10-05-2021
Currency	UF	UF
Amount	$ 348,000	$ 4,200,000,000
Senior Bonds 36 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date	12-14-2022	10-05-2021
Currency	UF	UF
Amount	$ 140,000	$ 89,000
Senior Bonds 37 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date	12-15-2022	10-05-2021
Currency	UF	UF
Amount	$ 104,000	$ 150,000
Senior Bonds 38 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date	12-16-2022	10-06-2021
Currency	UF	UF
Amount	$ 291,000	$ 18,000
Senior Bonds 39 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date	12-19-2022	10-06-2021
Currency	UF	UF
Amount	$ 97,000	$ 138,000
Senior Bonds 40 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date	12-26-2022	10-06-2021
Currency	UF	UF
Amount	$ 4,000	$ 420,000
Senior Bonds 41 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date	12-28-2022	10-07-2021
Currency	UF	UF
Amount	$ 60,000	$ 1,000,000
Senior Bonds 42 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date		10-26-2021
Currency		UF
Amount		$ 318,000
Senior Bonds 43 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date		10-26-2021
Currency		UF
Amount		$ 1,500,000
Senior Bonds 44 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date		10-26-2021
Currency		UF
Amount		$ 167,000
Senior Bonds 45 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date		10-26-2021
Currency		UF
Amount		$ 489,000
Senior Bonds 46 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date		10-26-2021
Currency		UF
Amount		$ 100,000
Senior Bonds 47 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date		10-26-2021
Currency		CLP
Amount		$ 50,600,000,000
Senior Bonds 48 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date		10-27-2021
Currency		CLP
Amount		$ 3,760,000,000
Senior Bonds 49 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date		10-27-2021
Currency		UF
Amount		$ 1,874,000
Senior Bonds 50 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date		10-28-2021
Currency		CLP
Amount		$ 12,340,000,000
Senior Bonds 51 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date		10-29-2021
Currency		CLP
Amount		$ 3,500,000,000
Senior Bonds 52 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date		11-15-2021
Currency		UF
Amount		$ 205,000
Senior Bonds 53 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date		11-16-2021
Currency		CLP
Amount		$ 30,000,000,000
Senior Bonds 54 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date		12-06-2021
Currency		UF
Amount		$ 119,000
Senior Bonds 55 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date		12-06-2021
Currency		UF
Amount		$ 20,000
Senior Bonds 56 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date		12-07-2021
Currency		UF
Amount		$ 31,000
Senior Bonds 57 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date		12-09-2021
Currency		UF
Amount		$ 10,000
Senior Bonds 58 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of repurchase of senior bondspartial repurchase [Line Items]
Date		12-15-2021
Currency		UF
Amount		$ 340,000